Earnings per share (Tables)	12 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2020			2019
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,117,862	262,005,521	4.27	1,263,207	272,719,309	4.63
Net effect of dilutive stock options and PSUs[2]		4,098,541			5,066,415
	1,117,862	266,104,062	4.20	1,263,207	277,785,724	4.55

[1]
During the year ended September 30, 2020, 10,605,464 Class A subordinate voting shares purchased for cancellation and 1,243,022 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (12,460,232 and 875,480, respectively during the year ended September 30, 2019).

[2]	The calculation of the diluted earnings per share excluded 876,213 stock options for the year ended September 30, 2020 (1,716,774 for the year ended September 30, 2019), as they were anti-dilutive.